Deferred Revenue - Gross Changes in Deferred Revenue Associated with Non-Cash Consideration Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in Contract with Customer, Liability [Roll Forward]
Balance, beginning of the year	$ 230,574	$ 20,896
Non-cash consideration received in exchange for services	273,201	268,058
Revenue recognized related to non-cash consideration	(121,503)	(58,380)
Balance, end of the year	382,272	230,574
Current portion	134,871	85,086
Long term portion	247,401	145,488
Deferred revenue, non-cash consideration	$ 382,272	$ 230,574